Related Party Transactions	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
20.	RELATED PARTY TRANSACTIONS

The following set forth the significant related party and the relationship with the Group:

Name of related party	Relationship with the Group
Matrix Finance and Technologies Holding Company and its subsidiaries (“Matrixport Group”, rebranded as the “BIT Group”)	The Group’s controlling person is the co-founder and chairman of the board of directors of BIT Group and has significant influence over BIT Group.

Details of assets and liabilities with the related parties are as follows:

	At June 30,	At December 31,
In thousands of USD	2026	2025
Due from related parties
- Accounts receivables(1)	318	313
- Other receivables (1)	9,341	9,341
Total due from related parties	9,659	9,654

Digital assets receivable from a related party
- Digital assets – receivables(2)	162,171	135,558
Total digital assets -receivables from a related party	162,171	135,558

Due to a related party
- Other payables(4)	5,225	4,340
Total due to a related party	5,225	4,340

Borrowings from a related party
- Short-term borrowings(3)	117,548	-
- Current portion of long-term borrowings(2)	373,500	275,000
- Noncurrent portion of long-term borrowings(2)	142,083	246,831
Total borrowings from a related party	633,131	521,831

Details of transactions with the related party are as follows:

	Six months ended June 30,
In thousands of USD	2026	2025
- Provide service to related parties(1)	657	617
- Receive service from a related party	139	199
- Interest expense on borrowings from a related party(5)	35,184	3,016
- Share of losses from equity method investments	3,606	2,503
- Realized losses on derivative instruments(6)	6,442	-

(1)	Mainly related to the hosting service provided by the Group for year ended December 31, 2024. The Group did not provide any hosting service to any related party for the periods ended June 30, 2025 and 2026.

(2)	BIT Assets Collateralized Loan

Since April 2025, the Group has entered into a series of loan agreements with BIT Group (collectively, the “BIT Assets Collateralized Loan”) on substantially the same terms, as summarised below. Loans drawn under the facilities bear a variable interest rate equal to 9.0% plus a market-based reference rate and are repayable in fixed monthly instalments over a 24-month term. The facilities are collateralized by assets of the Group, including mining rigs, inventories, datacenter assets and such other collateral as may be mutually agreed between the parties, and are maintained in compliance with an agreed loan-to-value ratio. The facilities entered into in 2026 were fully drawn down as of June 30, 2026. Refer to Note 10 for further details.

Contract	Agreement date	Maximum facility (In millions of USD)
Contract 1	April 2025	200
Amendment to Contract 1	July 2025	400
Contract 2	October 2025	100
Contract 3	December 2025	50
Contract 4	January 2026	50
Contract 5	February 2026	50
Contract 6	March 2026	50
Contract 7	May 2026	60

For the six months ended June 30, 2026 and 2025, the interest expense incurred on the BIT Assets Collateralized Loan is US$32.7 million and US$3.0 million, respectively. The effective interest rate of the BIT Assets Collateralized Loan for the six months ended June 30, 2026 is 13.0%. As of June 30, 2026, a portion of the BIT Assets Collateralized Loan’s principal amount amounting to US$373.5 million is due to be repaid within twelve months of June 30, 2026 and the remaining portion of principal amount amounting to US$142.1 million is due to be repaid thereafter.

BIT BTC Collateralized Loan

In September 2025, the Group entered into a loan agreement (the “BIT BTC Collateralized Loan”) with BIT Group for a financing facility of up to US$400.0 million. Loans drawn under the facility bear interest at 8.35% per annum, payable monthly in arrears. Each drawdown has a tenor of 24 months from its drawdown date and is collateralized by Bitcoin, maintained based on a loan-to-value ratio.

For the six months ended June 30, 2026, the interest expense incurred on the BIT BTC Collateralized Loan is US$0.5 million. No interest expense was incurred for the six months ended June 30, 2025 as the facility commenced in September 2025. The outstanding principal amount of US$67.2 million was fully repaid in digital assets in January and February 2026, and the Group had no outstanding balance under the facility as of June 30, 2026.

(3)	BIT Bitcoin Loan

In February 2026, the Group entered into a loan agreement (the “BIT Bitcoin Loan”) with BIT Group for a financing facility of up to 800 Bitcoin. The facility was subsequently amended to increase the maximum facility to 3,000 Bitcoin and was further amended and restated in March 2026 to increase the maximum facility to 6,000 Bitcoin. Loans drawn under the facility bear interest at 3.00% per annum, payable weekly in arrears. Each drawdown has a tenor as agreed between the parties. The loans are secured by collateral in the form of receivables denominated in digital assets, stablecoins or fiat currency, and are subject to a loan-to-value ratio. As of June 30, 2026, receivables with a carrying amount of US$162.2 million were pledged as collateral under the facility.

As of June 30, 2026, the Group had an outstanding balance of 1,953.84 Bitcoin (US$117.5 million fair value equivalent) under the facility, all of which is due to be repaid within twelve months of June 30, 2026. The outstanding balance carried a fair value of US$117.5 million, consisting principal amount of US$144.6 million and embedded derivative asset of US$27.1 million. For the six months ended June 30, 2026, the effective interest rate of the BIT Bitcoin Loan is 3.04%, the interest expense incurred is US$2.0 million.

(4)	As of June 30, 2026, other payables primarily represent interest payable on borrowings and accrued service expenses related to custody services. As of December 31, 2025, other payables primarily represent deposits received in connection with hosting services and accrued service expenses. The deposits related to hosting services were released in September 2025 upon settlement of the related receivable.

(5)	Interest expense on borrowings from a related party includes capitalized borrowing costs.

(6)	In February 2026, the Group entered into the BIT Structured Product Agreement with BIT Group, pursuant to which BIT Group provides digital asset derivatives to the Group. During the six months ended June 30, 2026, the Group entered into put option transactions with BIT Group under this agreement, for which the total premium paid amounted to approximately US$6.4 million and was recognized as a realized loss on derivative instruments upon settlement of the transactions. No such transactions were entered into for the six months ended June 30, 2025.

As of June 30, 2026 and December 31, 2025, substantially all of the Group’s digital assets were held in custody by BIT Group. The Group’s purchase and disposal of digital assets, at spot price on the date of transaction, were also primarily from and to BIT Group.

The Group holds limited partner interests in Matrixport Venture Fund I, L.P., a limited partnership set up by the BIT Group. See Note 9.